Real Estate - Acquisitions (Details) $ in Thousands		1 Months Ended									3 Months Ended	12 Months Ended
	Jan. 10, 2017 USD ($)	Feb. 28, 2019 USD ($) property	Nov. 30, 2018 USD ($) property	Sep. 30, 2018 USD ($) property	Sep. 30, 2017	Jun. 30, 2017 USD ($) property	Jan. 31, 2017 USD ($) property	May 31, 2016 USD ($) property	Apr. 30, 2016 USD ($) property	Jan. 31, 2016 USD ($) property	Mar. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($) property	Dec. 31, 2016 USD ($) property
Business Acquisition [Line Items]
Purchase price	$ 6,720,454												$ 1,102,763	$ 462,341
Land and Improvements													234,437
Land and Improvements														110,373
Building and Improvements													792,901	324,544
Lease Intangible Assets													82,985	32,101
Lease Intangible Liabilities													$ (7,560)	$ (4,677)
Asset Acquisitions
Business Acquisition [Line Items]
Purchase price											$ 1,162,668	$ 1,072,730
Land and Improvements												267,789
Building and Improvements											908,930	776,525
Land and Improvements											193,696	231,283
Building and Improvements												740,019
Lease Intangible Assets											63,072	69,897
Lease Intangible Liabilities											$ (3,030)	$ (4,975)
Asset Acquisitions | Healthcare | UNITED KINGDOM
Business Acquisition [Line Items]
Number of Buildings | property				1
Purchase price				$ 24,444
Land and Improvements				10,506
Building and Improvements				12,733
Land and Improvements				10,231
Building and Improvements				12,458
Lease Intangible Assets				1,480
Lease Intangible Liabilities				$ 0
Asset Acquisitions | Office and Industrial | FRANCE
Business Acquisition [Line Items]
Number of Buildings | property		6	220
Purchase price		$ 373,182	$ 478,844
Land and Improvements			125,949
Building and Improvements		296,348	330,752
Land and Improvements		49,446	109,858
Building and Improvements			314,661
Lease Intangible Assets		27,553	38,234
Lease Intangible Liabilities		$ (165)	$ 0
Asset Acquisitions | Industrial | United States
Business Acquisition [Line Items]
Number of Buildings | property											47	40	55	12
Purchase price											$ 789,486	$ 569,442	$ 636,690	$ 113,200
Land and Improvements												131,334	137,005
Building and Improvements											612,582	433,040
Land and Improvements											144,250	111,194		20,749
Building and Improvements												412,900	472,747	84,724
Lease Intangible Assets											35,519	30,183	31,512	8,398
Lease Intangible Liabilities											(2,865)	(4,975)	$ (4,574)	$ (671)
Asset Acquisitions | Industrial | SPAIN
Business Acquisition [Line Items]
Number of Buildings | property							2
Purchase price							$ 10,374
Land and Improvements							3,855
Building and Improvements							5,564
Lease Intangible Assets							955
Lease Intangible Liabilities							$ 0
Asset Acquisitions | Office | CALIFORNIA
Business Acquisition [Line Items]
Number of Buildings | property						1
Purchase price						$ 455,699
Land and Improvements						93,577
Building and Improvements						314,590
Lease Intangible Assets						50,518
Lease Intangible Liabilities						$ (2,986)
Ownership interest syndicated					90.00%
Asset Acquisitions | Light Industrial Platform | United States
Business Acquisition [Line Items]
Land and Improvements											$ 5,800	$ 13,100
Business Combinations | Industrial | United States
Business Acquisition [Line Items]
Number of Buildings | property														18
Purchase price														$ 201,635
Land and Improvements														36,974
Building and Improvements														151,689
Lease Intangible Assets														16,063
Lease Intangible Liabilities														$ (3,091)
Business Combinations | Industrial | MASSACHUSETTS
Business Acquisition [Line Items]
Number of Buildings | property									1
Purchase price									$ 34,900
Land and Improvements									5,235
Building and Improvements									27,731
Lease Intangible Assets									1,934
Lease Intangible Liabilities									$ 0
Business Combinations | Industrial | SPAIN
Business Acquisition [Line Items]
Number of Buildings | property										23
Purchase price										$ 94,403
Land and Improvements										33,265
Building and Improvements										56,585
Lease Intangible Assets										5,318
Lease Intangible Liabilities										$ (765)
Business Combinations | Office | FRANCE
Business Acquisition [Line Items]
Number of Buildings | property								1
Purchase price								$ 18,203
Land and Improvements								14,150
Building and Improvements								3,815
Lease Intangible Assets								388
Lease Intangible Liabilities								$ (150)
Minimum | 2018 Real Estate Acquisitions | Building
Business Acquisition [Line Items]
Real estate assets estimated useful life											37 years	5 years
Minimum | 2018 Real Estate Acquisitions | Site Improvements
Business Acquisition [Line Items]
Real estate assets estimated useful life											12 years	6 years
Minimum | 2018 Real Estate Acquisitions | Building Improvements
Business Acquisition [Line Items]
Real estate assets estimated useful life											4 years	4 months
Minimum | 2018 Real Estate Acquisitions | Intangible assets—lease intangibles
Business Acquisition [Line Items]
Real estate assets estimated useful life											1 year
Maximum | 2018 Real Estate Acquisitions | Building
Business Acquisition [Line Items]
Real estate assets estimated useful life											49 years	51 years
Maximum | 2018 Real Estate Acquisitions | Site Improvements
Business Acquisition [Line Items]
Real estate assets estimated useful life											14 years	14 years
Maximum | 2018 Real Estate Acquisitions | Building Improvements
Business Acquisition [Line Items]
Real estate assets estimated useful life											11 years	10 years
Maximum | 2018 Real Estate Acquisitions | Intangible assets—lease intangibles
Business Acquisition [Line Items]
Real estate assets estimated useful life											15 years